Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the six months ended June 30,
	2025	2024
Current
Mainland China	$360	$19,486

Deferred
Mainland China	(221)	(223)
Total	$139	$19,263

Schedule of Loss Before Income Taxes Geographic Locations

Loss before income taxes was attributable to the following geographic locations for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024

Mainland China	$(2,072,922)	$(4,840,111)
Others	(767,085)	(1,180,861)
Total	$(2,840,007)	$(6,020,972)

Schedule of Loss Before Income Taxes and Actual Provision of Income Taxes

Reconciliation between the provision for income taxes computed by applying the Mainland China EIT rate of 25% to loss before income taxes and the actual provision of income taxes is as follows:

	For the six months ended June 30,
	2025	2024

Loss before income taxes	$(2,840,007)	$(6,020,972)
Mainland China EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(710,002)	$(1,505,243)
Reconciling items:
Effect of tax holiday and preferential tax rate	244,627	353,097
Effect of tax rates in foreign jurisdictions	130,477	143,280
Effect of changes in tax rate	79,036	2,117,881
Effect of true up on net operating loss in the tax returns	1,340,693	694,422
Effect of expiration on net operating loss	154,052	-
Change in valuation allowance	(1,214,129)	(1,810,084)
Effect of non-deductible expense	27,241	1,993
Effect of share-based compensation	61,294	151,936
Super deduction of qualified R&D expenditures	(113,150)	(128,019)
Income tax expense	$139	$19,263
Effective tax rate	(0.00)%	(0.32)%

Schedule of Significant Components of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities were as follows:
	As of June 30, 2025	As of December 31, 2024
Deferred tax assets
Net operating loss carry forwards	$6,206,074	$6,893,492
Provision for doubtful debts	2,024,125	1,996,852
Finance lease liabilities	143,356	334,895
Impairment on inventory	630,994	1,204,730
Impairment of intangible assets	440,182	458,576
Impairment of long-term investment	594,593	583,539
Deferred tax assets, gross	$10,039,324	11,472,084
Less: valuation allowance	(9,722,654)	(10,693,306)
Total deferred tax assets, net	$316,670	$778,778
Deferred tax liabilities
Finance lease right-of-use assets	$316,670	$778,778
Assets acquired in the asset acquisition	192,918	189,551
Total deferred tax liabilities	$509,588	$968,329
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$192,918	$189,551

Schedule of Expiration of Carry Forward Operating Loss

The following is a schedule of expiration of carry forward operating losses as of June 30, 2025:

For the years ending December 31,
2025	$304,779
2026	49,800
2027	1,184,689
2028	632,830
2029	2,863,893
2030	1,529,443
2031	-
2032	3,488,449
2033	8,645,606
2034	8,142,451
2035	5,728,281
Carried forward indefinitely	444,865
Total	$33,015,086